PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited)
1
Voya Large Cap Value Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 98 .8%
Communication Services : 4 .8%
1,354,867
AT&T, Inc.
$ 23,845,659
3 .9
152,145
(1)
Pinterest, Inc. - Class A
5,274,867
0 .9
29,120,526
4 .8
Consumer Discretionary : 4 .1%
211,607  Las Vegas Sands
Corp.
10,940,082
1 .8
35,389
PVH Corp.
4,976,047
0 .8
99,861
Tapestry, Inc.
4,741,400
0 .8
8,205
(1)
Ulta Beauty, Inc.
4,290,231
0 .7
24,947,760
4 .1
Consumer Staples : 10 .5%
606,207
Kenvue, Inc.
13,009,202
2 .2
317,394
Kraft Heinz Co.
11,711,839
1 .9
163,491
McCormick & Co., Inc.
12,557,744
2 .1
98,930  Mondelez International,
Inc. - Class A
6,925,100
1 .2
205,566  Philip Morris
International, Inc.
18,833,957
3 .1
63,037,842
10 .5
Energy : 8 .1%
274,589
BP PLC, ADR
10,346,514
1 .7
125,562
(2)
Chesapeake Energy
Corp.
11,153,672
1 .9
105,561
ConocoPhillips
13,435,804
2 .2
62,769
EOG Resources, Inc.
8,024,389
1 .3
36,038
Valero Energy Corp.
6,151,326
1 .0
49,111,705
8 .1
Financials : 20 .6%
57,663  American Financial
Group, Inc.
7,869,846
1 .3
77,424  Apollo Global
Management, Inc.
8,706,329
1 .4
47,231  Arthur J Gallagher &
Co.
11,809,639
2 .0
617,652
Bank of America Corp.
23,421,364
3 .9
281,064  Bank of New York
Mellon Corp.
16,194,908
2 .7
98,776  Hartford Financial
Services Group, Inc.
10,178,867
1 .7
97,510  Intercontinental
Exchange, Inc.
13,400,799
2 .2
129,492  Raymond James
Financial, Inc.
16,629,362
2 .8
210,049
SLM Corp.
4,576,968
0 .8
286,745
Truist Financial Corp.
11,177,320
1 .8
123,965,402
20 .6
Health Care : 17 .3%
123,916
Abbott Laboratories
14,084,293
2 .3
66,156
AbbVie, Inc.
12,047,008
2 .0
53,801
Alcon, Inc.
4,481,085
0 .7
103,202
(1)
Boston Scientific Corp.
7,068,305
1 .2
32,037
Cigna Group
11,635,518
1 .9
21,640
Elevance Health, Inc.
11,221,206
1 .9
17,971
HCA Healthcare, Inc.
5,993,868
1 .0
10,432
McKesson Corp.
5,600,419
0 .9
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
19,574
Stryker Corp.
$ 7,004,947
1 .2
24,247  Thermo Fisher
Scientific, Inc.
14,092,599
2 .3
27,025  Universal Health
Services, Inc. - Class B
4,930,981
0 .8
15,429
(1)
Vertex
Pharmaceuticals, Inc.
6,449,476
1 .1
104,609,705
17 .3
Industrials : 11 .2%
29,842  Booz Allen Hamilton
Holding Corp.
4,429,746
0 .7
77,803
(1)
Copart, Inc.
4,506,350
0 .8
28,957
Dover Corp.
5,130,891
0 .9
95,248
Emerson Electric Co.
10,803,028
1 .8
59,133
Ingersoll Rand, Inc.
5,614,678
0 .9
14,376
Parker-Hannifin Corp.
7,990,037
1 .3
41,635  Rockwell Automation,
Inc.
12,129,525
2 .0
8,006
(1)
Saia, Inc.
4,683,510
0 .8
80,767  United Parcel Service,
Inc. - Class B
12,004,399
2 .0
67,292,164
11 .2
Information Technology : 7 .6%
8,499
(1)
Adobe, Inc.
4,288,596
0 .7
34,545
(1)
Advanced Micro
Devices, Inc.
6,235,027
1 .0
1,531  Constellation Software,
Inc./Canada
4,181,979
0 .7
242,938
(1)
Dropbox, Inc. - Class A
5,903,393
1 .0
67,309  Micron Technology,
Inc.
7,935,058
1 .3
12,476  Roper Technologies,
Inc.
6,997,040
1 .2
20,818
Salesforce, Inc.
6,269,965
1 .0
29,615  Taiwan Semiconductor
Manufacturing Co.
Ltd., ADR
4,029,121
0 .7
45,840,179
7 .6
Materials : 4 .8%
18,638  Air Products and
Chemicals, Inc.
4,515,428
0 .8
264,959
Alcoa Corp.
8,952,965
1 .5
82,072  CF Industries
Holdings, Inc.
6,829,211
1 .1
43,641
Crown Holdings, Inc.
3,458,986
0 .6
14,881  Reliance Steel &
Aluminum Co.
4,972,932
0 .8
28,729,522
4 .8
Real Estate : 3 .2%
41,031  Ryman Hospitality
Properties, Inc.
4,743,594
0 .8
157,357
Welltower, Inc.
14,703,438
2 .4
19,447,032
3 .2
Utilities : 6 .6%
70,339
DTE Energy Co.
7,887,816
1 .3

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Large Cap Value Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Utilities: (continued)
126,476
Duke Energy Corp.
$ 12,231,494
2 .0
132,810
NextEra Energy, Inc.
8,487,887
1 .4
440,822
(3)
Prime AET&D Holdings
No 1
—
—
168,572  Public Service
Enterprise Group, Inc.
11,257,238
1 .9
39,864,435
6 .6
Total Common Stock
(Cost $522,162,879)
595,966,272
98 .8
CORPORATE BONDS/NOTES : — %
Financial : — %
1,216,000
(3)(4)
Tropicana
Entertainment LLC
/ Tropicana Finance
Corp., 9.625%,
12/15/2014 —
—
Total Corporate Bonds/
Notes
(Cost $787,908)
—
—
OTHER
(5)
: — %
Energy : — %
1,685,000
(3)(6)
Samson Investment
Co.
—
—
Total Other
(Cost $30,842)
—
—
WARRANTS : — %
Information Technology : — %
1,823
(3)
Constellation Software,
Inc./Canada
—
—
Total Warrants
(Cost $—)
—
—
Total Long-Term
Investments
(Cost $522,981,629)
595,966,272
98 .8
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 3 .0%
Repurchase Agreements : 1 .6%
2,667,781
(7)
Bank Of Montreal,
Repurchase
Agreement dated
03/28/2024, 5.330%,
due 04/01/2024
(Repurchase
Amount $2,669,339,
collateralized
by various U.S.
Government Agency
Obligations, 3.500%-
7.000%, Market Value
plus accrued interest
$2,721,137, due
08/01/33-03/01/54)
$ 2,667,781
0 .5
2,667,781
(7)
Daiwa Capital
Markets America
Inc., Repurchase
Agreement dated
03/28/2024, 5.360%,
due 04/01/2024
(Repurchase
Amount $2,669,348,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.375%-
7.000%, Market Value
plus accrued interest
$2,721,137, due
05/31/24-04/01/54)
2,667,781
0 .4
2,667,781
(7)
Deutsche Bank
Securities Inc.,
Repurchase
Agreement dated
03/28/2024, 5.330%,
due 04/01/2024
(Repurchase
Amount $2,669,339,
collateralized
by various U.S.
Government Agency
Obligations, 1.500%-
7.500%, Market Value
plus accrued interest
$2,721,137, due
06/01/36-04/01/54)
2,667,781
0 .4

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Large Cap Value Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,658,923
(7)
HSBC Securities
(USA) Inc.,
Repurchase
Agreement dated
03/28/2024, 5.340%,
due 04/01/2024
(Repurchase
Amount $1,659,894,
collateralized
by various U.S.
Government Agency
Obligations, 1.500%-
7.500%, Market Value
plus accrued interest
$1,692,101, due
01/01/31-08/01/59)
$ 1,658,923
0 .3
Total Repurchase
Agreements
(Cost $9,662,266)
9,662,266
1 .6
Time Deposits : 0 .3%
260,000
(7)
Canadian Imperial
Bank of Commerce,
5.310
%,
04/01/2024
(Cost $260,000)
260,000
0 .1
250,000
(7)
Landesbank
Hessen Thueringen
Girozentrale,
5.320
%,
04/01/2024
(Cost $250,000)
250,000
0.0
230,000
(7)
Mizuho Bank Ltd.,
5.320
%,
04/01/2024
(Cost $230,000)
230,000
0.0
260,000
(7)
Royal Bank of Canada,
5.320
%,
04/01/2024
(Cost $260,000)
260,000
0 .1
260,000
(7)
Skandinaviska
Enskilda Banken AB,
5.310
%,
04/01/2024
(Cost $260,000)
260,000
0 .1
240,000
(7)
Societe Generale,
5.310
%,
04/01/2024
(Cost $240,000)
240,000
0.0
Total Time Deposits
(Cost $1,500,000)
1,500,000
0 .3
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 1 .1%
1,292,000
(8)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
5.200%
1,292,000
0 .2
Shares RA Value
Percentage
of Net
Assets
Mutual Funds (continued)
5,490,000
(8)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 5.220%
$ 5,490,000
0 .9
Total Mutual Funds
(Cost $6,782,000)
6,782,000
1 .1
Total Short-Term
Investments
(Cost $17,944,266)
17,944,266
3 .0
Total Investments in
Securities
(Cost $540,925,895) $ 613,910,538 101 .8
Liabilities in Excess
of Other Assets (10,657,619) (1.8)
Net Assets $ 603,252,919 100.0
ADR American Depositary Receipt
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(4)
Defaulted security.
(5)
Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.
(6)
Restricted security as to resale, excluding Rule 144A securities. As of March 31, 2024, the Portfolio held restricted securities with a fair value of $– or —% of net assets. Please refer to the table below for additional details.
(7)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(8)
Rate shown is the 7-day yield as of March 31, 2024.

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Large Cap Value Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2024
Asset Table
Investments, at fair value
Common Stock
Communication Services $ 29,120,526 $ — $ — $ 29,120,526
Consumer Discretionary 24,947,760 — — 24,947,760
Consumer Staples 63,037,842 — — 63,037,842
Energy 49,111,705 — — 49,111,705
Financials 123,965,402 — — 123,965,402
Health Care 104,609,705 — — 104,609,705
Industrials 67,292,164 — — 67,292,164
Information Technology 45,840,179 — — 45,840,179
Materials 28,729,522 — — 28,729,522
Real Estate 19,447,032 — — 19,447,032
Utilities 39,864,435 — — 39,864,435
Total Common Stock 595,966,272 — — 595,966,272
Warrants — — — —
Short-Term Investments 6,782,000 11,162,266 — 17,944,266
Total Investments, at fair value $ 602,748,272 $ 11,162,266 $ — $ 613,910,538
At March 31, 2024, Voya Large Cap Value Portfolio held the following restricted securities:
Security Acquisition Date Acquisition Cost Fair Value
Samson Investment Co. 6/28/2017 $ 30,842 $ —
$ 30,842 $ —
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 80,131,346
Gross Unrealized Depreciation (7,146,702)
Net Unrealized Appreciation $ 72,984,644